CERTAIN RISKS AND CONCENTRATION	12 Months Ended
Dec. 31, 2018
CERTAIN RISKS AND CONCENTRATION
CERTAIN RISKS AND CONCENTRATION

18.   CERTAIN RISKS AND CONCENTRATION

Concentration of Credit Risk

Financial instruments that potentially subject the Group to significant concentrations of credit risk consist primarily of cash, restricted cash, short‑term investments and receivables. As of December 31, 2017 and 2018, the Group’s cash, restricted cash and short‑term investments were held in major financial institutions located in the PRC, Hong Kong and the United States which management believes are of high credit quality. As of December 31, 2018, the Company had approximately RMB7,912,854 (US$1,150,877) in cash, time deposits and investment products, which constitute about 90% of total cash, restricted cash and short-term investments, held at reputable financial institutions in the PRC. The Company believes that it is not exposed to unusual risks as these PRC financial institutions have high credit quality. However, in the event of bankruptcy of a financial institution in which the Company has deposits or investments, it may be unlikely to claim its deposits or investments back in full.

Receivables are typically unsecured and denominated in RMB, and are derived from revenues earned from operations or from payments made on behalf of certain customers arising in the PRC. Management believes credit risk on receivables is moderate due to the diversity of its services and customers.

No individual customer accounted for more than 10% of net revenues during the years ended December 31, 2016, 2017 and 2018. No individual customer accounted for more than 10% of accounts receivable as of December 31, 2017 and 2018.

Currency Risk

The Group’s sales and purchase and expense transactions are generally denominated in RMB and a significant portion of the Group’s liabilities are denominated in RMB. RMB is not freely convertible into foreign currencies.

In the PRC, foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China. In addition, the Group’s cash and convertible senior notes denominated in US$ subject the Group to risks associated with changes in the exchange rate of RMB against US$ and may affect the Group’s results of operations going forward.

PRC Regulatory Risk

The Group is subject to regulatory risks, which include the interpretation of current laws, the legality of its corporate structure and the scope of its operations in the PRC, which may result in limitations on the Group’s ability to conduct business in the PRC.

The Group conducts some of its operations in the PRC through VIEs and consolidates them pursuant to a series of contractual arrangements. If the contractual arrangements establishing the VIE structure are found to be in violation of any existing or future PRC laws, rules or regulations, the Group may be subject to penalties, which may include but not be limited to, the cancellation or revocation of the Group’s business and operating licenses, being required to restructure the Group’s operations or discontinue the Group’s operating activities. The imposition of any of these or other penalties may result in a material and adverse effect on the Group’s ability to conduct its operations. In such case, the Group may lose its rights to direct the activities of and receive economic benefits from its VIEs, which may result in deconsolidation of the VIEs.

In addition, any change in interpretation of current laws or any future laws affecting the determination of whether a VIE is a domestic or foreign-invested company may materially impact the viability of the Group’s current corporate structure, corporate governance and business operations in many aspects. For example, the first draft of the PRC Foreign Investment Law published by the PRC Ministry of Commerce on January 19, 2015 (“First Draft FIL”) tended to deem VIEs as entities with foreign investment, and as a result, the Group’s VIEs and subsidiaries in which these VIEs have direct or indirect equity ownership could be subject to the restrictions on foreign investment. On January 29, 2019, the National People’s Congress published the second draft of the PRC Foreign Investment Law (“FIL”), which was voted and passed on March 15, 2019 and will come into effect on January 1, 2020. Compared with the First Draft FIL in 2015, the scope of foreign investment in the FIL is significantly narrower and limited to the establishment of foreign-invested enterprises by foreign investors in China by means of new set-up or merger/acquisitions. The FIL no longer includes “control or own interests of domestic enterprises by contract, trust or other means” within the scope of foreign investment, while still providing the “catch-all clause” to include any investments made by foreign investors in China through other means as provided by laws, administrative regulations or State Council provisions. Therefore, although the FIL does not clearly deem VIEs as foreign-invested enterprises, it is possible that future regulations or interpretations may provide otherwise, as a result of which, the Group’s business, operating results and financial condition may be adversely affected.